Provisions and Contingencies - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in other provisions [abstract]
Opening balance at beginning of year	$ 67,906	$ 86,460
Additional provisions recognized	12,033	2,161
Reduction arising from payments / derecognition	(12,238)	(20,715)
Closing balance at end of year	$ 67,701	$ 67,906